BUSINESS ACQUISITIONS - Business acquisitions (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 07, 2016	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2016
Business acquisitions
Business acquisitions			$ 10.3	$ 5.8	$ 119.5
2018 Acquisition | Sports and Entertainment
Business acquisitions
Purchase price			$ 10.3
2017 Acquisition | Sports and Entertainment
Business acquisitions
Purchase price				$ 0.2
2016 Acquisition
Business acquisitions
Balance consideration paid, prior acquisitions					$ 0.6
Videotron | 2016 Acquisition
Business acquisitions
Purchase price	$ 125.0
Amount paid, net of cash acquired	119.1
Cash	$ 1.8
Post-closing adjustment						$ (0.2)
Business acquisitions		$ 5.6
Interest paid on balance payable		$ 0.3